INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 19,839	$ 14,861
Expense for abandoned patents	$ 0	$ 0